Schedule of Rollforward of Valuation Allowance on Impaired Mortgage Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 0	$ 1,832
Net (decrease) increase in valuation allowance	0	(1,110)	$ 1,832
Charge offs	0	(722)
Ending balance	$ 0	$ 0	$ 1,832